Gryphon Notes Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 29, 2021	Sep. 30, 2020	Aug. 04, 2020
Loans and Leases Receivable Disclosure [Line Items]
Promissory note receivable	$ 3.5		$ 3.1
Stated interest rate				10.00%
Gryphon
Loans and Leases Receivable Disclosure [Line Items]
Promissory note receivable	$ 10.3	$ 12.5
Note receivable term	3 years
Stated interest rate	9.50%